Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Loss for the period	£ (3,966)	£ (5,357)
Adjustments for:
Income tax credit	(1,310)	(1,000)
Amortization and depreciation	217	161
Finance income	(144)	(318)
Share-based payments	856	384
Net foreign exchange (gains) losses	(2,164)	984
Cash flows from (used in) operations before changes in working capital	(6,511)	(5,146)
Movements in working capital:
Decrease (increase) in prepayments, accrued income and other receivables	423	(402)
Increase (decrease) in trade payables	44	(197)
Decrease in payroll taxes, social security and accrued expenditure	(165)	(347)
Movements in working capital	302	(946)
Cash used in operations	(6,209)	(6,092)
Net income tax received	0	0
Net cash used in operating activities	(6,209)	(6,092)
Cash flows from investing activities
Interest received	187	311
Payments for property, plant and equipment	(10)	(18)
Payments for intangible assets	(398)	(280)
Net cash (used in) from investing activities	(221)	13
Cash flows from financing activities
Payments for lease liabilities	(73)	(40)
Proceeds from issue of share capital	0	34
Net cash used in financing activities	(73)	(6)
Net decrease in cash and cash equivalents	(6,503)	(6,085)
Cash and cash equivalents at beginning of period	51,962	76,972
Effect of exchange rate changes on cash and cash equivalents	2,141	(979)
Cash and cash equivalents at end of period	£ 47,600	£ 69,908